Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

7 SUBSEQUENT EVENTS

Management has evaluated all activity since September 30, 2012, through the date the financial statements were issued and has concluded that no subsequent events have occurred that would require recognition in the Financial Statements or disclosure in the Notes to the Financial Statements.

6	SUBSEQUENT EVENTS

Management has evaluated all activity since June 30, 2012, through the date the financial statements were issued and has concluded that no subsequent events have occurred that would require recognition in the Financial Statements or disclosure in the Notes to the Financial Statements.